Investments in Unconsolidated Real Estate Entities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Real Estate [Abstract]
Investments in Unconsolidated Real Estate Entities
4. Investments in Unconsolidated Real Estate Entities
Our investments in unconsolidated real estate entities consist of ownership interests in stabilized properties and preferred equity investments as follows as of March 31, 2022 and December 31, 2021 (in thousands):

			Balance at
Property / Development	Location	% Owned	March 31, 2022	December 31, 2021
Stabilized Assets
3800 Main	Houston, TX	50.0%	$10,227	$10,347
Alpha Mill (1)	Charlotte, NC	57.2%	21,876	22,034
Cottonwood Bayview (1)	St. Petersburg, FL	71.0%	31,450	31,399
Cottonwood Ridgeview (1)	Plano, TX	90.5%	3,881	34,352
Fox Point (1)	Salt Lake City, UT	52.8%	15,742	16,056
Toscana at Valley Ridge (1)	Lewisville, TX	58.6%	9,625	9,370
Melrose Phase II (1)	Nashville, TN	79.8%	6,945	15,523
Preferred Equity Investments
Lector85	Ybor City, FL		13,425	13,010
Vernon Boulevard	Queens, NY		18,658	18,079
Riverfront	West Sacramento, CA		17,569	16,884
Other			3,198	3,679

Total			$152,596	$190,733

(1)	We account for our tenant-in-common interests in these properties as equity method investments.
Our investments in unconsolidated real estate entities for the stabilized assets above were acquired on May 7, 2021 as part of the CRII Merger. Equity in earnings for our stabilized assets for the three months ended March 31, 2022 was $0.8 million. During the three months ended March 31, 2022, we received $30.4 million and $8.3 million in distributions as a return of capital from debt refinances at Cottonwood Ridgeview and Melrose Phase II, respectively.
Our preferred equity investments, which are in development projects, have liquidation rights and priorities that are different from ownership percentages. As such, equity in earnings is determined using the hypothetical liquidation book value (“HLBV”) method. Equity in earnings for our preferred equity investments for the three months ended March 31, 2022 and 2021 were approximately $1.7 million and $1.0 million, respectively. By the end of 2021, we had fully funded our commitments on all of our preferred equity investments.

4. Investments in Unconsolidated Real Estate Entities
Our investments in unconsolidated real estate entities consist of ownership interests in stabilized properties and preferred equity investments as follows as of December 31, 2021 and 2020 (in thousands):

			Balance at December 31,
Property / Development	Location	% Owned	2021	2020
Stabilized Properties
3800 Main	Houston, TX	50.0%	$10,347	$—
Alpha Mill (1)	Charlotte, NC	57.2%	22,034	—
Cottonwood Bayview (1)	St. Petersburg, FL	71.0%	31,399	—
Cottonwood Ridgeview (1)	Plano, TX	90.5%	34,352	—
Fox Point (1)	Salt Lake City, UT	52.8%	16,056	—
Toscana at Valley Ridge (1)	Lewisville, TX	58.6%	9,370	—
Melrose Phase II (1)	Nashville, TN	79.8%	15,523	—
Preferred Equity Investments
Lector85	Ybor City, FL		13,010	11,396
Vernon Boulevard	Queens, NY		18,079	15,886
Riverfront	West Sacramento, CA		16,884	2,718
Other			3,679	—

Total			$190,733	$30,000

(1)	We account for our tenant in common interests in these properties as equity method investments. Refer to Note 2.
Our investments in unconsolidated real estate entities for the stabilized assets above were acquired on May 7, 2021 as part of the CRII Merger. Equity in losses for our stabilized assets during the period from the CRII Merger closing on May 7, 2021 to December 31, 2021 was $6.1 million. During 2021, we bought an additional 54.9% interest in Melrose Phase II for $10.6 million, increasing our ownership to 79.8%.
We acquired equity method investments in stabilized properties with the CRII Merger in May 2021 and recorded an equity method investment in Alpha Mill with the November 2021 transaction mentioned in Note 3. The following is a summary of certain balance sheet and operating data of these stabilized properties ($ in thousands):

For the Period Held as Equity Method Investments
Operating data:
Total revenues	$23,514
Total operating expenses	9,941
Total other expenses	(24,672)
Net loss	(11,099)

December 31, 2021
Balance sheet data:
Real estate assets	$440,853
Cash and cash equivalents	6,361
Total assets	452,972
Mortgage notes, net	250,224
Total liabilities	255,768
Our preferred equity investments, which are in development projects, have liquidation rights and priorities that are different from ownership percentages. As such, equity in earnings is determined using the hypothetical liquidation book value (“HLBV”) method. Income or loss is recorded based on changes in what would be received should the entity liquidate all of its assets (as valued in accordance with GAAP) and distribute the resulting proceeds based on the terms of the respective agreements. The HLBV method is a balance sheet focused approach commonly applied to equity investments where cash distribution percentages vary at different points in time and are not directly linked to an equity holder’s ownership percentage.
Equity in earnings for our preferred equity investments for the years ended December 31, 2021 and 2020 were $5.6 million and $2.1 million, respectively. During the year ended December 31, 2021, we funded the remaining $12.4 million commitment on our Riverfront preferred equity investment. As of December 31, 2021, we had fully funded our commitments on all of our preferred equity investments.